Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of revenue [Abstract]
Disclosure of revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Gold income	1,911	1,917	4,322
By-products	54	46	105
Revenue from product sales	1,965	1,963	4,427